Commitments and Contingencies (Tables)	12 Months Ended
Dec. 26, 2015
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Commitments for Operating Leases
At December 26, 2015, minimum future lease commitments under all non-cancelable operating leases (including rent escalation clauses) were as follows (in millions):

	Payments Due by Period
	Total	Less than 1 Year	1-3 Years	4-5 Years	Thereafter
Operating lease obligations	$43.1	$4.3	$9.0	$9.8	$20.0